Commitments, Guarantees and Product Warranties (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Guarantor [Abstract]
Liability for arrangements	$ 347
Product Warranties
Beginning Balance	1,199	$ 1,370	$ 1,429
Current-year provisions	649	593	798
Expenditures	(718)	(714)	(867)
Other Product Warranty Liability Changes	593	(50)	10
Ending Balance	1,723	$ 1,199	$ 1,370
Acquisition Alstom [Member]
Product Warranties
Other Product Warranty Liability Changes	634
Aviation
Commitments
Financial assistance commitment	2,565
Indemnification Agreement
Guarantor [Abstract]
Residual value guarantee	23
Liability for arrangements	10
Other Commitment	449
Credit Support
Commitments
Financial assistance commitment	816
Guarantor [Abstract]
Liability for arrangements	36
Aircraft with GE engines | GECAS
Commitments
Financial assistance commitment	27,115
Used aircrafts | GECAS
Commitments
Financial assistance commitment	$ 766